UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Wealth Management, LLC
Address: 9755 SW Barnes Road Suite 210
         Portland, OR  97225

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Melissa McDermott
Title:     Chief Compliance Officer
Phone:     503-808-9005

Signature, Place, and Date of Signing:

     /s/ Melissa McDermott     Portland, OR     November 25, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $138,847 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COTT CORP QUE                  COM              22163N106      165    22500 SH       SOLE                        0        0    22500
INTEL CORP                     COM              458140100      266    13595 SH       SOLE                        0        0    13595
ISHARES TR                     BARCLYS 1-3YR CR 464288646    24673   236402 SH       SOLE                        0        0   236402
ISHARES TR                     BARCLYS 3-7 YR   464288661     7218    64160 SH       SOLE                        0        0    64160
ISHARES TR                     MSCI SMALL CAP   464288273      619    17066 SH       SOLE                        0        0    17066
ISHARES TR                     RSSL MCRCP IDX   464288869     2131    53983 SH       SOLE                        0        0    53983
ISHARES TR INDEX               BARCLYS TIPS BD  464287176    26342   256042 SH       SOLE                        0        0   256042
ISHARES TR INDEX               MSCI EMERG MKT   464287234      406    10443 SH       SOLE                        0        0    10443
ISHARES TR INDEX               S&P 500 INDEX    464287200      318     3001 SH       SOLE                        0        0     3001
ISHARES TR INDEX               BARCLYS 1-3 YR   464287457    14041   167131 SH       SOLE                        0        0   167131
LSI CORPORATION                COM              502161102      126    23040 SH       SOLE                        0        0    23040
MICROSOFT CORP                 COM              594918104     1319    51294 SH       SOLE                        0        0    51294
NATIONAL BEVERAGE CORP         COM              635017106      352    30566 SH       SOLE                        0        0    30566
PROCTER & GAMBLE CO            COM              742718109      329     5677 SH       SOLE                        0        0     5677
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827    13649   170501 SH       SOLE                        0        0   170501
VANGUARD INDEX FDS             VALUE ETF        922908744      416     9024 SH       SOLE                        0        0     9024
VANGUARD INDEX FDS             LARGE CAP ETF    922908637    27202   565877 SH       SOLE                        0        0   565877
VANGUARD INDEX FDS             REIT ETF         922908553     2560    61767 SH       SOLE                        0        0    61767
VANGUARD INDEX FDS             STK MRK ETF      922908769     3572    66655 SH       SOLE                        0        0    66655
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     5430   140938 SH       SOLE                        0        0   140938
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742     1249    29773 SH       SOLE                        0        0    29773
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     6464   188469 SH       SOLE                        0        0   188469